Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Public Offering
NOTE 3 — PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 23,000,000 Units, which included a full exercise by the underwriter of its over-allotment option in the amount of 3,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one Class A Ordinary Share and one-half
of one redeemable public warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A Ordinary Share at an exercise price of $11.50 per whole share (see Note 7).

NOTE 3 — PUBLIC
OFFERING
Pursuant to the Initial Public Offering, the Company sold 23,000,000 Units, which included a full exercise by the underwriter of its over-allotment option in the amount of 3,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one Class A Ordinary Share and one-half
of one redeemable public warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A Ordinary Share at an exercise price of $11.50 per whole share (see Note 7).